Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Securities
Amortized cost	$ 48,727	$ 46,744	$ 48,466
Loans
Consumer instalment and other personal	75,092	71,918	70,148
Credit cards	7,866	7,488	7,889
Business and government	241,108	237,702	245,662
Loans gross of allowance for loan losses	458,440	447,637	450,723
Deposits	680,553	657,201	659,034
Securitization and structured entities' liabilities	23,927	25,657	26,889
Subordinated Debt	6,973	$ 7,144	8,416
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	48,727		48,466
Loans
Residential mortgages	134,273		126,882
Consumer instalment and other personal	74,505		69,480
Credit cards	7,573		7,556
Business and government	232,459		238,239
Loans gross of allowance for loan losses	448,810		442,157
Deposits	658,175		640,961
Securitization and structured entities' liabilities	23,298		26,889
Subordinated Debt	6,973		8,416
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	49,105		49,009
Loans
Residential mortgages	134,914		128,815
Consumer instalment and other personal	74,945		70,192
Credit cards	7,573		7,556
Business and government	233,753		239,929
Loans gross of allowance for loan losses	451,185		446,492
Deposits	659,636		643,156
Securitization and structured entities' liabilities	23,709		27,506
Subordinated Debt	$ 7,275		$ 8,727